OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 1,971	$ 1,968	$ 1,647
ATM fees	1,457	1,446	1,496
Bank owned life insurance	970	1,061	1,124
Other	4,362	3,693	4,336
Total	$ 8,760	$ 8,168	$ 8,603